Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Adjustment to Net Income (Loss) Available to Common Stockholders (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net loss	$ (2,763,375)	$ (1,379,756)
Preferred shares redemption adjustment		201,924
Net loss available to common shareholders	$ (2,763,375)	$ (1,177,832)
Weighted number of common shares outstanding - basic & diluted	1,339,537	106,175
Loss applicable to common shareholders per share	$ (2.06)	$ (13.00)